10-K Commitments and Contingencies - Environmental matters (Details)	1 Months Ended
	Dec. 31, 2020 USD ($) responsibleParty	Feb. 28, 2021	Jan. 31, 2017 USD ($)
Other Commitments [Line Items]
Number of other responsible parties | responsibleParty	100
Environmental remediation period (in years)			13 years
Environmental remediation, estimated present value of expected costs			$ 1,000,000,000
Environmental remediation, percent of site to be remediated		1
Lower Willamette Group
Other Commitments [Line Items]
Incurred investigation related costs (over)	$ 115,000,000